Business Combinations - Goodwill (Details) - Jul. 06, 2021 - Boyut Enerji ₺ in Thousands, $ in Thousands	USD ($)	TRY (₺)
Disclosure of detailed information about business combination [line items]
Total consideration amount		₺ 156,933
Cash consideration amount	$ 10,972	151,553
Contingent and deferred consideration amount	$ 500	5,380
Net assets acquired		(140,093)
Goodwill (Note 13)		₺ 16,840